Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 1,866	$ 235
NIS [Member]
Cash	16	25
US Dollars [Member]
Cash	$ 1,850	$ 210